Cash Distributions and Earnings/ (Losses) Per Unit (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Earnings per share
Net income/ (loss) attributable to Navios Maritime Midstream Partners L.P. subsequent to initial public offering and limited partners’ interest in net income:	$ 4,286	$ 1,960	$ (25,282)	$ 6,462
Earnings/ (Losses) attributable to:
Common unit holders	4,200	918	(22,575)	3,026
Subordinated unit holders Series A	0	146	(2,203)	482
Subordinated unit holders	0	856	0	2,827
General Partner	$ 86	$ 40	$ (504)	$ 127
Weighted average units outstanding (basic and diluted)
Common unit holders	19,582,058	10,004,384	19,468,907	9,934,312
Subordinated units Series A	1,365,360	1,592,920	1,478,511	1,592,920
Subordinated units	0	9,342,692	0	9,342,692
General Partner	427,449	427,250	427,499	425,317
Earnings/ (Losses) per unit (basic and diluted):
Common unit holders	$ 0.21	$ 0.10	$ (1.16)	$ 0.30
Subordinated unit holders Series A	0.00	0.10	(1.49)	0.30
Subordinated unit holders	0.00	0.10	0.00	0.30
General Partner	0.21	0.10	(1.18)	0.30
Earnings/ (Losses) per unit - distributed (basic and diluted):
Common unit holders	0.13	0.42	0.26	0.85
Subordinated unit holders Series A	0	0.42	0.13	0.84
Subordinated unit holders	0	0.42	0	0.84
General Partner	0.13	0.42	0.25	0.84
Earnings/ (Losses) per unit - undistributed (basic and diluted):
Common unit holders	0.08	(0.32)	(1.42)	(0.55)
Subordinated unit holders Series A	0	(0.32)	(1.62)	(0.54)
Subordinated unit holders	0	(0.32)	0	(0.54)
General Partner	$ 0.08	$ (0.32)	$ (1.43)	$ (0.54)